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(VEDDERPRICE LOGO)                        VEDDER PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                          222 NORTH LASALLE STREET
                                          CHICAGO, ILLINOIS 60601
                                          312-609-7500
                                          FAX: 312-609-5005

                                          CHICAGO - NEW YORK CITY
                                          - WASHINGTON, D.C. - ROSELAND, NJ

                                                                October 26, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Aston Funds
          Post-Effective Amendment No. 88 under the Securities Act of 1933 and Amendment No. 90 under Investment Company Act of 1940
          File Nos. 33-68666 and 811-8004

To the Commission:

     On behalf of Aston Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A (Amendment No. 90 under the 1940 Act).

     This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding one new series of the Trust, Aston/M|B Enhanced Equity Income Fund. We intend for this Amendment to become effective 75 days after filing.

     If you have any questions or comments concerning this filing, please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785.

                                        Very truly yours,


                                        /s/ Corey L. Zarse
                                        ----------------------------
                                        Corey L. Zarse

CLZ/kc
Enclosures